REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 2,913	$ 2,318	$ 5,834	$ 4,549
Other revenues	1	0	1	20
Revenues	2,914	2,318	5,835	4,569
United Kingdom
Disclosure of operating segments [line items]
Total revenues from contracts with customers	301	216	535	422
United States of America
Disclosure of operating segments [line items]
Total revenues from contracts with customers	1,064	371	2,197	816
Europe
Disclosure of operating segments [line items]
Total revenues from contracts with customers	233	238	452	453
Australia
Disclosure of operating segments [line items]
Total revenues from contracts with customers	928	1,093	1,874	2,134
Canada
Disclosure of operating segments [line items]
Total revenues from contracts with customers	81	45	154	83
Brazil
Disclosure of operating segments [line items]
Total revenues from contracts with customers	245	225	469	431
Other
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 61	$ 130	$ 153	$ 210